CONTINUOUS FILING ABS-15G – Reporting Subsequent Asset Class

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
 Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 [X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 31, 2017

February 2, 2018
 Date of Report

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION1
 (Exact name of securitizer as specified in its charter)

025-00690	0000835271
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Douglas Gressett, (817) 399-8165
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [X]

1 JPMorgan Chase Bank, National Association (“JPMCB”) is filing this Form ABS-15G on behalf of its previously dissolved subsidiary, Washington Mutual Asset Securities Corp., (“WMASC”) in its capacity as securitizer of the following transactions, which are covered by this report (the “Transactions”):
- Washington Mutual Asset Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2003-C1
- Washington Mutual Asset Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2005-C1
- Washington Mutual Asset Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2006-SL1
- Washington Mutual Asset Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2007-SL2
- Washington Mutual Asset Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2007-SL3

This report only contains information relating to the Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which JPMCB or WMASC may have acted as securitizer.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2), JPMorgan Chase Bank, National Association has indicated by check mark that there is no activity to report for the annual period.
Explanatory Note:

This Form ABS-15G contains all applicable Reportable Information (as defined below) that we possess or can acquire without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense because some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).  The information in this Form-ABS 15G has not been verified by any third party.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION, on behalf of its previously dissolved subsidiary, Washington Mutual Asset Securities Corp.
Date: February 2, 2018	(Securitizer)

	By:	/s/ Douglas J. Gressett
	Name:	Douglas J. Gressett
	Title:	Authorized Officer